Balance sheet details - Inventories (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials		$ 2,170	$ 2,103
Work-in-process		26	11
Total inventories	$ 2,240	$ 2,196	$ 2,114